Fair Value Measurements And Financial Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended
	Jan. 01, 2011	Dec. 29, 2012	Dec. 31, 2011	Dec. 31, 2011 Intangible Asset Charges [Member]	Sep. 29, 2012 Neuromodulation [Member]	Dec. 29, 2012 Neuromodulation [Member] Intangible Asset Charges [Member]	Dec. 31, 2011 Cardiac Rhythm Management [Member]	Dec. 29, 2012 CV/AF [Member] Intangible Asset Charges [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member] Fixed Asset Charges [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member] Cardiac Rhythm Management [Member] Fixed Asset Charges [Member]	Dec. 29, 2012 Customer Lists And Relationships [Member] Intangible Asset Charges [Member]	Dec. 31, 2011 Customer Lists And Relationships [Member] Intangible Asset Charges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
cash equivalents at carrying value excluding money market securities		$ 230	$ 241
Impairment charges									26	12
Estimated fair value after write-down					3		13
Intangible asset impairment charges				52		23		8			2	49
Fair Value, Estimate Not Practicable, Cost Method Investments		151	128
Cost-method Investments, Other than Temporary Impairment	5
Aggregate fair value, fixed-rate debt obligations		2,521
Aggregate carrying value, fixed-rate debt obligations		2,412
Aggregate carrying value, other debt obligations		$ 668